Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Innovid Corp.
Entity Central Index Key	0001835378
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this registration statement shall become effective on such date as the SEC, acting pursuant to said Section 8(a), may determine.This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-261784) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 30, 2021, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 18, 2022, and to update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on December 21, 2021 and at the time of the filing of Amendment No. 1 to the Registration Statement on Form S-1 on December 29, 2021.